Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Operating Results

The operating results for the three months ended June 30, 2014 and 2013 for each segment follow (in millions):

Three Months Ended June 30, 2014	FS	PS&E	Sum of Segments
Revenue	$618	$55	$673
Adjusted EBITDA	154	17	171
Adjusted EBITDA margin	24.9%	31.3%	25.4%
Year over Year revenue change	—%	6%	—%
Year over Year Adjusted EBITDA change	(12)%	1%	(11)%

Three Months Ended June 30, 2013
Revenue	$620	$52	$672
Adjusted EBITDA	174 (1)	18	192
Adjusted EBITDA margin	28.2%	33.0%	28.5%

The operating results for the six months ended June 30, 2014 and 2013 for each segment follow (in millions):

Six Months Ended June 30, 2014	FS	PS&E	Sum of Segments
Revenue	$1,218	$108	$1,326
Adjusted EBITDA	293	33	326
Adjusted EBITDA margin	24.1%	30.7%	24.6%
Year over Year revenue change	1%	6%	1%
Year over Year Adjusted EBITDA change	(3)%	5%	(2)%

Six Months Ended June 30, 2013
Revenue	$1,209	$102	$1,311
Adjusted EBITDA	302	32	334
Adjusted EBITDA margin	25.0%	31.1%	25.5%

The operating results for the years ended December 31, 2013, 2012 and 2011 for each segment follow (in millions):

	FS	PS&E	Sum of Segments
Year Ended December 31, 2013
Revenue	$2,551 (1)	$210	$2,761
Adjusted EBITDA	746 (1)	66	812
Adjusted EBITDA margin	29.2%	31.6%	29.4%
Year over Year revenue change	(2)%	3%	(2)%
Year over Year Adjusted EBITDA change	3%	—%	2%

Year Ended December 31, 2012
Revenue	$2,604	$204	$2,808
Adjusted EBITDA	727	66	793
Adjusted EBITDA margin	27.9%	32.5%	28.2%
Year over Year revenue change	(4)%	—%	(4)%
Year over Year Adjusted EBITDA change	2%	5%	2%

Year Ended December 31, 2011
Revenue	$2,717	$204	$2,921
Adjusted EBITDA	715	63	778
Adjusted EBITDA margin	26.3%	31.2%	26.6%

Reconciliation of Adjusted EBITDA to Income Loss from Continuing Operations before Income Taxes

Reconciliation of Adjusted EBITDA to income (loss) from continuing operations before income taxes:

	Three Months Ended June 30,
	2013	2014
Adjusted EBITDA (sum of segments)	$192	$171
Corporate	(11)	(12)
Depreciation(2)	(25)	(27)
Amortization of acquisition-related intangible assets	(47)	(41)
Severance and facility closure costs	(2)	(2)
Stock compensation expense	(11)	(11)
Management fees	(2)	(1)
Other costs (included in operating income)	(3)	—
Interest expense, net	(79)	(72)
Other income (expense)	(2)	—

Income (loss) from continuing operations before income taxes	$10	$5

Reconciliation of Adjusted EBITDA to income (loss) from continuing operations before income taxes:

	Six Months Ended June 30,
	2013	2014

Adjusted EBITDA (sum of segments)	$334	$326
Corporate	(24)	(22)
Depreciation(2)	(49)	(51)
Amortization of acquisition-related intangible assets	(95)	(84)
Trade name impairment charge	—	(339)
Severance and facility closure costs	(3)	(7	) (3)
Stock compensation expense	(20)	(20)
Management fees	(3)	(3)
Other costs (included in operating income)	(6)	(12)
Interest expense, net	(169)	(146)
Loss on extinguishment of debt	(5)	(61)
Other income (expense)	(2)	—

Income (loss) from continuing operations before income taxes	$(42)	$(419)

Reconciliation of Adjusted EBITDA to income (loss) from continuing operations before income taxes:

	Year Ended December 31,
	2011		2012		2013
Adjusted EBITDA (sum of segments)	$778		$793		$812
Corporate	(71)		(44)		(46)
Depreciation(2)	(91)		(96)		(104)
Amortization of acquisition-related intangible assets	(260)		(217)		(182)
Goodwill impairment charge	(12)		—		—
Severance and facility closure costs	(48	)(3)	(42	)(4)	(17	)(5)
Stock compensation expense	(27)		(31)		(39)
Management fees	(7)		(9)		(8)
Other costs (included in operating income)	(20)		(6)		(11)
Interest expense, net	(460)		(359)		(325)
Loss on extinguishment of debt	(3)		(82)		(6)
Other income (expense)	—		1		(2)

Income (loss) from continuing operations before income taxes	$(221)		$(92)		$72

Depreciation and Amortization and Capital Expenditures by Segment

Depreciation, amortization, and capital expenditures by segment follow (in millions):

	FS	PS&E	Sum of Segments	Corporate	Total
Three Months Ended June 30, 2014
Depreciation(2)	$24	$2	$26	$1	$27
Amortization of acquisition-related intangible assets	38	2	40	1	41
Capital expenditures	27	3	30	—	30

	FS	PS&E	Sum of Segments	Corporate	Total
Three Months Ended June 30, 2013
Depreciation(2)	$23	$1	$24	$1	$25
Amortization of acquisition-related intangible assets	43	4	47	—	47
Capital expenditures	19	2	21	1	22

 Depreciation, amortization, and capital expenditures by segment follow (in millions):

	FS	PS&E	Sum of Segments	Corporate	Total
Six Months Ended June 30, 2014
Depreciation(2)	$46	$4	$50	$1	$51
Amortization of acquisition-related intangible assets	79	4	83	1	84
Capital expenditures	53	5	58	—	58

	FS	PS&E	Sum of Segments	Corporate	Total
Six Months Ended June 30, 2013
Depreciation(2)	$45	$3	$48	$1	$49
Amortization of acquisition-related intangible assets	87	8	95	—	95
Capital expenditures	41	4	45	1	46

(1)

During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The results for the three months ended June 30, 2013 included an $10 million decrease to costs and expenses due to the change in estimate for the accrued vacation.

(2)	Includes amortization of capitalized software.
(3)	Includes $6 million of severance and $1 million of lease exit costs mostly in FS.

Depreciation, amortization of acquisition-related intangible assets, total assets and capital expenditures by segment follow (in millions):

	FS	PS&E	Sum of Segments	Corporate and other adjustments		Total
Year Ended December 31, 2013
Depreciation(2)	$95	$7	$102	$2		$104
Amortization of acquisition-related intangible assets	168	13	181	1		182
Capital expenditures	102	8	110	1		111
Total assets	5,956	780	6,736	3,038	(6)	9,774

	FS	PS&E	Sum of Segments	Corporate and other adjustments		Total
Year Ended December 31, 2012
Depreciation(2)	$88	$7	$95	$1		$96
Amortization of acquisition-related intangible assets	199	17	216	1		217
Capital expenditures	88	7	95	2		97
Total assets	5,718	730	6,448	3,570	(6)	10,018

	FS		PS&E	Sum of Segments	Corporate	Total
Year Ended December 31, 2011
Depreciation(2)	$83		$7	$90	$1	$91
Amortization of acquisition-related intangible assets	240	(7)	19	259	1	260
Capital expenditures	88		5	93	4	97

(1)	SunGard received approximately $12 million in proceeds related to a bankruptcy claim assigned and sold to a third party in the third quarter of 2013. The claim related to a FS customer that filed for Chapter 11 bankruptcy in January 2013. The amount of the claim represented previously reserved revenue, which now has been recognized, and a termination charge related to the customer contract.
(2)	Includes amortization of capitalized software.
(3)	Includes $29 million and $16 million of severance and executive transition costs in FS and corporate, respectively. Also includes $3 million of lease exit costs in FS.
(4)	Includes $27 million, $2 million and $1 million of severance in FS, PS&E and corporate, respectively. Also includes $12 million of lease exit costs in FS.
(5)	Includes $13 million and $1 million of severance in FS and corporate, respectively. Also includes $3 million of lease exit costs in FS.
(6)	Includes items that are eliminated in consolidation, trade name, deferred income taxes and the assets of the Company’s assets of discontinued operations.
(7)	Includes approximately $7 million of impairment charges related to software and customer base.

Company's Revenue by Customer Location

The Company transacts business and has operations globally. The Company’s revenue by customer location follows (in millions):

	Year ended December 31,
	2011	2012	2013
United States	$1,801	$1,733	$1,685

International:
United Kingdom	163	171	170
Continental Europe	522	466	453
Asia/Pacific	257	253	261
Canada	90	89	85
Other	88	96	107

Total International	1,120	1,075	1,076

Total Revenue	$2,921	$2,808	$2,761

Company's Property and Equipment by Geographic Location

The Company’s property and equipment by geographic location follows (in millions):

	December 31, 2012	December 31, 2013
United States	$98	$92
International:
United Kingdom	20	16
Continental Europe	16	17
Canada	1	1
Asia/Pacific	27	23
Other	3	3

Total property and equipment	$165	$152